Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
Note 20.	Subsequent Events
The Company has evaluated events and transactions through the date these financial statements were filed for potential recognition and disclosure.